NORTH AMERICAN NICKEL INC. 301 – 260 W. Esplanade North Vancouver, B.C. V7M 3G7 Tel: (604) 986-2020 Toll Free: 1-866-816-0118 www.northamericannickel.com

May 8, 2012

VIA EDGAR

United States Securities and Exchange Commission
Division of Corporate Finance
Washington, DC
20549

ATTN: Tia L. Jenkins, Senior Assistant Chief Accountant

RE: NORTH AMERICAN NICKEL INC. FORM 20-F FOR FISCAL YEAR ENDED DECEMBER 31, 2011, FILED APRIL 27, 2012. FILE NO. 001-14740

Dear Ms. Jenkins:

Further to your letter of April 30, 2012 we are writing to advise that we have today filed our Form 20-F/A Amendment No.1 to address the comments raised in your letter.

Your Comment No.1 is addressed on page 2 in the lead paragraph in Item 3 (A) and by revision to the table on page 3; your Comments No. 2 and No. 3 are addressed by revisions to the Independent Auditor’s Report on page F-1.

In addition to the above information, this is to confirm that the Company acknowledges:

•	the Company is responsible for the adequacy and accuracy of the disclosure in its filings
•	SEC Staff comments or changes to disclosure in response to Staff comments do not foreclose the SEC from taking any action with respect to the filings; and
•	the Company may not assert Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We trust the above disclosure together with the filing of our Amendment No.1, will resolve your comments. Please contact the undersigned if additional comments arise.

Best regards,

NORTH AMERICAN NICKEL INC.

“signed”

Rick Mark
CEO